Production Costs (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Schedule of production costs
Production costs are comprised of the following:

	2017	2016
Consumption of raw materials and consumables	$160,224	$163,675
Employee compensation and benefits expense (Note 22)	169,109	148,256
Contractors and outside services	83,012	81,241
Utilities	24,764	20,335
Severance costs related to mine operations	3,509	—
Other expenses (1)	34,339	43,400
Changes in inventories (2)	25,713	(28,574)
	$500,670	$428,333

(1)	Includes closure and decommissioning liability adjustments to reduce production costs by $1.2 million (2016 - reduce by $1.7 million).

(2)	Includes NRV adjustments to inventory to increase production costs by $12.3 million for the year ended December 31, 2017 (2016 - reduce by $42.8 million).